Note 10 - Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
HK	$ (5,673)	$ (765)	$ (3,161)
Foreign Tax Jurisdiction [Member] | Inland Revenue, Hong Kong [Member]
HK	$ (5,673)	$ (765)	$ (3,161)